Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Other financial assets	€ 8,770	€ 8,887
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
Financial Risk Factors and Risk Management
Notional amount	4,550	4,550
Carrying amount
Other financial assets	0	0
Other financial liabilities	(408)	(535)
Change in fair value used for measuring ineffectiveness for the reporting period	(127)	(214)
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
Financial Risk Factors and Risk Management
Notional amount	0	90
Carrying amount
Other financial assets	0	0
Other financial liabilities	0	(1)
Change in fair value used for measuring ineffectiveness for the reporting period	€ (1)	€ (2)